Variable interest entities (Tables)	6 Months Ended
Jun. 30, 2026
Variable Interest Entities [Abstract]
Schedule of maximum exposure to loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Carrying value of debt and equity investments	$91,411	$94,832